FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of unrealized gain (loss) of derivative instruments and other

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Physical forward contracts and options (i)	$(165,771)	$(58,098)	$193,357	$(124,865)
Financial swap contracts and options (ii)	(107,630)	(19,349)	113,857	51,316
Foreign exchange forward contracts	(238)	(6,060)	1,464	(15,139)
Unrealized foreign exchange on certain debts	(115)	13,649	(2,360)	13,649
Weather derivatives (iii)	–	(547)	(1,896)	(1,159)
Other derivative options	(1,087)	(1,153)	389	(2,979)
Unrealized gain (loss) of derivative instruments and other	$(274,841)	$(71,558)	$304,811	$(79,177)

Schedule of fair value of derivative financial assets and liabilities

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)

Physical forward contracts and options (i)	$133,348	$51,453	$10,315	$21,428
Financial swap contracts and options (ii)	73,576	45,017	1,116	3,106
Foreign exchange forward contracts	1,319	–	–	128
Other derivative options	1,525	492	19	2
As at December 31, 2021	$209,768	$96,962	$11,450	$24,664

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)

Physical forward contracts and options (i)	$12,513	$6,713	$10,157	$56,122
Financial swap contracts and options (ii)	6,942	2,634	3,548	5,047
Foreign exchange forward contracts	–	–	272	–
Weather derivatives (iii)	1,911	–	–	–
Other derivative options	3,660	1,253	–	–
As at March 31, 2021	$25,026	$10,600	$13,977	$61,169

Schedule of classification of derivative financial assets (liabilities) in the fair value hierarchy

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$–	$47,912	$258,818	$306,730
Derivative financial liabilities	–	–	(36,114)	(36,114)
Total net derivative financial assets	$–	$47,912	$222,704	$270,616
Level 1
Schedule of changes in net fair value of financial assets (liabilities)

	Nine months ended	Year ended
	December 31, 2021	March 31, 2021
Balance, beginning of period	$(40,202)	$(85,885)
Total gains (losses)	224,170	(2,900)
Purchases	49,715	(4,059)
Sales	(170)	(1,670)
Settlements	(10,809)	54,312
Balance, end of period	$222,704	$(40,202)